Other (Expense) Income Net Other (Expense) Income Net (Notes)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Income Expense [Text Block]

7.	OTHER INCOME (EXPENSE), NET

Other income (expense), net consists of the following:

	Years ended December 31,
	2014	2013	2012
	(millions)
Gain (loss) on disposal of operations	$12	$2	$(3)
Impact of Venezuelan currency devaluation	(14)	—	—
Foreign exchange gain	8	20	19
Other income (expense), net	$6	$22	$16